NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 13, 2012 to the Prospectuses, each dated February 1, 2012, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Global Equity and Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Growth Fund
Loomis Sayles Investment Grade Bond Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles Limited Term Government and Agency Fund	Loomis Sayles Value Fund

Effective immediately, the following sentence within the sub-section “Loomis Sayles” within the section “Adviser” under “Management Team” is hereby amended and restated as follows:

Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $162.6 billion in assets under management as of December 31, 2011.

Supplement dated February 13, 2012 to the Prospectuses, each dated February 1, 2012, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Small Cap Growth Fund	Loomis Sayles Global Bond Fund
Loomis Sayles Small Cap Value Fund	Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Institutional High Income Fund	Loomis Sayles High Income Opportunities Fund
Loomis Sayles Investment Grade Fixed Income Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Bond Fund

Effective immediately, the following sentence within the sub-section “Investment Adviser” within the section “Management” is hereby amended and restated as follows:

Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $162.6 billion in assets under management as of December 31, 2011.

Supplement dated February 13, 2012 to the Statements of Additional Information, each dated February 1, 2012, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Small Cap Growth Fund	Loomis Sayles Global Bond Fund
Loomis Sayles Small Cap Value Fund	Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund

Effective immediately, the following sentence within the section “Investment Advisory and Other Services” is hereby amended and restated as follows:

Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $162.6 billion in assets under management as of December 31, 2011.